Share-Based Compensation (Details) - Schedule of Plan’s RSUs Vesting	9 Months Ended
Sep. 30, 2024
December 21, 2024 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	15.00%
December 21, 2025 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	17.50%
December 21, 2026 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	20.00%
December 21, 2027 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	22.50%
December 21, 2028 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	25.00%
May 21, 2025 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	15.00%
May 21, 2026 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	17.50%
May 21, 2027 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	20.00%
May 21, 2028 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	22.50%
May 21, 2029 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	25.00%
June 25, 2025 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	15.00%
June 25, 2026 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	17.50%
June 25, 2027 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	20.00%
June 25, 2028 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	22.50%
June 25, 2029 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	25.00%